General and administrative expenses - Stock compensation series (Details)	12 Months Ended
Dec. 31, 2018 $ / shares
October 2005 [Member]
Stock Compensation Series
Number of stock options	965
Vesting period	10 years
Fair value at grant date	$ 144.00
March 2012 [Member]
Stock Compensation Series
Vesting period	3 years
Fair value at grant date	$ 13.80
Number of restricted shares	14,515
June 2013 One [Member]
Stock Compensation Series
Vesting period	4 years
Fair value at grant date	$ 4.15
Number of restricted shares	155,000
June 2013 Two [Member]
Stock Compensation Series
Number of stock options	155,000
Vesting period	5 years
Fair value at grant date	$ 1.31
June 2013 Three [Member]
Stock Compensation Series
Number of stock options	155,000
Vesting period	5 years
Fair value at grant date	$ 0.97
February 2014 One [Member]
Stock Compensation Series
Vesting period	3 years
Fair value at grant date	$ 6.92
Number of restricted shares	29,333
February 2014 Two [Member]
Stock Compensation Series
Vesting period	3 years
Fair value at grant date	$ 6.33
Number of restricted shares	29,333
February 2014 Three [Member]
Stock Compensation Series
Vesting period	3 years
Fair value at grant date	$ 5.63
Number of restricted shares	29,333
February 2014 Four [Member]
Stock Compensation Series
Vesting period	3 years
Fair value at grant date	$ 7.61
Number of restricted shares	88,000
June 2014 One [Member]
Stock Compensation Series
Vesting period	3 years
Fair value at grant date	$ 6.41
Number of restricted shares	95,666
June 2014 Two [Member]
Stock Compensation Series
Vesting period	3 years
Fair value at grant date	$ 5.74
Number of restricted shares	95,666
June 2014 Three [Member]
Stock Compensation Series
Vesting period	3 years
Fair value at grant date	$ 5.13
Number of restricted shares	95,666
June 2014 Four [Member]
Stock Compensation Series
Vesting period	3 years
Fair value at grant date	$ 7.15
Number of restricted shares	287,000
January 2015 [Member]
Stock Compensation Series
Vesting period	3 years
Fair value at grant date	$ 8.81
Number of restricted shares	850,000
January 2016 [Member]
Stock Compensation Series
Vesting period	2 years
Fair value at grant date	$ 6.65
Number of restricted shares	824,000
January 2017 [Member]
Stock Compensation Series
Vesting period	2 years
Fair value at grant date	$ 4.61
Number of restricted shares	900,000
January 2018 One [Member]
Stock Compensation Series
Vesting period	1 year
Fair value at grant date	$ 3.92
Number of restricted shares	355,000
January 2018 Two [Member]
Stock Compensation Series
Vesting period	3 years
Fair value at grant date	$ 2.30
Number of restricted shares	212,000